Average Annual Total Returns		24 Months Ended	42 Months Ended	72 Months Ended	104 Months Ended	129 Months Ended	132 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.07%		8.59%		8.39%	8.10%
Performance Inception Date	Mar. 31, 2014
Russell 1000 Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 1000 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.51%		14.28%		13.01%	12.87%
Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%		7.40%	9.37%
Performance Inception Date	Apr. 27, 2016
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.05%		7.29%	8.58%
Performance Inception Date	Apr. 27, 2016
MSCI Emerging Markets Index (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.50%		1.70%		3.21%	3.64%
Performance Inception Date	Mar. 31, 2014
MSCI Emerging Markets Value (Net USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Value Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.51%		1.96%		2.30%	2.81%
Performance Inception Date	Mar. 31, 2014
MSCI WORLD ex USA Small Cap Value Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI WORLD ex USA Small Cap Value Index Net(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.95%	3.48%	3.37%
Performance Inception Date	Jul. 02, 2018
MSCI WORLD ex USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI WORLD ex USA Small Cap Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		2.76%	3.10%	2.87%
Performance Inception Date	Jul. 02, 2018
MSCI WORLD ex USA IMI Index Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Performance Inception Date	Jul. 02, 2018
MSCI WORLD ex USA IMI Index Gross (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Performance Inception Date	Jul. 02, 2018
MSCI EAFE Value Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Value Index Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.68%	4.69%
Performance Inception Date	Jun. 28, 2021
MSCI EAFE Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Index Net (USD)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%	1.74%
Performance Inception Date	Jun. 28, 2021
Pzena Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.12%		10.16%		8.47%	8.60%
Performance Inception Date	Mar. 31, 2014
Pzena Mid Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(2.83%)		7.50%		6.82%	6.97%
Pzena Mid Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.38%		7.83%		6.65%	6.80%
Pzena Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		0.72%		9.76%		8.11%	8.24%
Performance Inception Date	Mar. 31, 2014
Pzena Small Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.68%		9.12%	8.43%
Performance Inception Date	Apr. 27, 2016
Pzena Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		1.97%		9.42%	8.74%
Performance Inception Date	Apr. 27, 2016
Pzena Small Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		0.31%		8.11%	7.52%
Pzena Small Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.33%		7.29%	6.77%
Pzena Emerging Markets Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.18%		6.25%		4.12%	5.66%
Performance Inception Date	Mar. 31, 2014
Pzena Emerging Markets Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.62%		6.62%		4.45%	5.99%
Performance Inception Date	Mar. 31, 2014
Pzena Emerging Markets Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.65%		5.68%		3.87%	5.37%
Pzena Emerging Markets Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.70%		5.13%		3.53%	4.80%
Pzena International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.37%	5.20%	8.03%
Performance Inception Date	Jul. 02, 2018
Pzena International Small Cap Value Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.00%	4.35%	7.08%
Pzena International Small Cap Value Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.13%	4.11%	6.40%
Pzena International Small Cap Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.15%	4.92%	7.73%
Performance Inception Date	Jul. 02, 2018
Pzena International Value Class Instutitional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.40%	3.36%
Performance Inception Date	Jun. 28, 2021
Pzena International Value Class Instutitional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.22%	2.86%
Pzena International Value Class Instutitional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.24%	2.79%
Pzena International Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.12%	3.11%
Performance Inception Date	Jun. 28, 2021